Long-term Notes Receivable and Other Assets - Additional Information (Detail) - MXN ($) $ in Thousands				2 Months Ended	6 Months Ended
	Aug. 15, 2016	Jun. 29, 2016	Dec. 24, 2015	Aug. 15, 2016	Jun. 30, 2018	Dec. 31, 2017
Disclosure of notes receivable and other non current assets [line items]
Long-term notes receivable					$ 148,338,390	$ 147,274,076
Financing income [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued yields					$ 4,764,834
Bottom of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes					4.65%
Top of range [member]
Disclosure of notes receivable and other non current assets [line items]
Interest per annum of promissory notes					7.03%
SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Accrued interest rate			6.93%
Petroleos Mexicanos [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment			$ 50,000,000
Discounted value of promissory note		$ 184,230,586
Promissory notes exchange price	$ 47,000,000
Increase in equity		$ 135,439,612
Increase in convertible promissory notes				$ 1,209,026
Non-negotiable promissory note [member] | SHCP [member]
Disclosure of notes receivable and other non current assets [line items]
Notes issued in advance payment			$ 50,000,000